DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - Digital Health Acquisition Corp.											1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 08, 2023 USD ($) item	Nov. 06, 2023 item shares	Oct. 20, 2023 USD ($) shares	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 20, 2022 USD ($) item shares	Oct. 06, 2022	Jun. 10, 2022	Nov. 12, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) item $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)	Oct. 24, 2022 USD ($)	Mar. 11, 2022 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future Business Combination number of businesses minimum | item												1		1
Issuance of shares, net of offering cost													$ 214,200	$ 214,200
Transaction costs												$ 6,877,164		6,877,164
Underwriting fees												1,955,000		1,955,000
Deferred underwriting fee payable												4,370,000		4,370,000	$ 4,370,000
Other offering costs												552,164		552,164
Cash held outside trust account												$ 9,478		$ 9,478
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)												100.00%
Months to complete acquisition												33 months		27 months
Extension period to consummate a business combination		3 months				3 months
Number of extensions to consummate a business combination | item	3	4				3
Aggregate extension period to consummate a business combination	3 months	12 months				9 months
Extension fee payable by Sponsor						$ 350,000
Extension fee			$ 0
Extension fee in case of Form S-4 Registration statement			3 months
Aggregate amount deposited into trust account as extension fees	$ 700,000
Number of remaining shares issued and outstanding entitled to vote Number of remaining shares issued and outstanding entitled to vote | shares			4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the trust account												80		80
Condition for future business combination threshold percentage ownership												50		50
Redemption of shares calculated based on business days prior to consummation of Business Combination (in days)												2 days		2 days
Investment of cash into trust account														$ 350,000	$ 350,000
Threshold consecutive trading days prior to the date of letter				30 days							30 days			30 days
Redemption period upon closure												10 days		10 days
Maximum allowed dissolution expenses												$ 100,000		$ 100,000
Condition for future Business Combination threshold net tangible assets																$ 5,000,001
Cash proceeds from the transactions																	$ 10,000,000		$ 10,000,000
Aggregate shares redeemed | shares			10,805,877											6,796,063	10,805,877
Number of consecutive trading days prior to the date of the letter				30 days
Minimum market value of listed securities				$ 15,000,000	$ 50,000,000						$ 50,000,000
Term by which the period to consummate initial business combination extended		3 months
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration							100.00%	100.00%
Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock subject to possible redemption, shares outstanding | shares		114,966				694,123						114,966		114,966	694,123
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of shares, net of offering cost													$ 2	$ 2
Common Stock | Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate shares redeemed | shares		579,157				10,805,877						579,157		579,157
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares										11,500,000
Purchase price, per unit | $ / shares										$ 10.00
Proceeds from issuance Initial Public Offering										$ 115,000,000
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)										100.00%
Months to complete acquisition										27 months
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares										$ 10.15
Proceeds from issuance Initial Public Offering										$ 116,725,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants to purchase shares of common stock | shares										557,000
Price of warrant | $ / shares										$ 10.00
Issuance of shares, net of offering cost										$ 5,570,000
Proceeds from sale of private placement warrants									$ 5,570,000	3,680,000
Receivable recorded from the sale of private placement warrants										1,890,000
Underwriting fees										$ 0
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)												100.00%		100.00%
Months to complete acquisition												33 months		27 months
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares										1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares												$ 10.15		$ 10.15
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)												100.00%		100.00%
Sponsor | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																		$ 350,000